Property and Equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Property, Plant, and Equipment
Property, Plant and Equipment Disclosure

[4] Property and Equipment

Property and equipment and accumulated depreciation and amortization are as follows:

	March 31,	December 31,
	2012	2011

Selling Equipment	$ 8,354	$ 8,354
Office and Equipment	365,662	355,027
Leasehold Improvements	7,781	7,781
Furniture and Fixtures	18,487	18,487

Total - At Cost	400,284	389,646
Less: Accumulated Depreciation and Amortization	289,417	285,049

Property and Equipment - Net	$ 109,867	$ 104,597

Depreciation and amortization expense for the three months ended March 31, 2012 and 2011 was approximately $5,370 and $12,242, respectively.

[5] Property and Equipment

Property and equipment and accumulated depreciation and amortization are as follows:

	December 31,	December 31,
	2011	2010

Selling Equipment	$8,354	$8,354
Office and Equipment	355,024	325,530
Leasehold Improvements	7,781	7,781
Furniture and Fixtures	18,487	18,487

Total - At Cost	389,646	360,152
Less: Accumulated Depreciation and Amortization	285,049	242,017

Property and Equipment - Net	$104,597	$118,135

Depreciation and amortization expense for the years ended December 31, 2011 and 2010 was approximately $43,000 and $54,000, respectively.